Net Loss Per Share - Schedule of Basic And Diluted Net Loss per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net Loss	$ (19,543)	$ (23,386)	$ (81,580)	$ (84,686)
Denominator:
Weighteds Average Number Of Share Outstanding Basic And Diluted	$ 35,324,053	$ 34,810,676	$ 35,075,924	$ 34,351,274
Net loss per share attributable to common stockholders-basic and diluted	$ (0.55)	$ (0.67)	$ (2.33)	$ (2.47)